Investment In Unconsolidated Affiliates (Details) - Tioxide Americas - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
LPC
Schedule of Equity Method Investments [Line Items]
Total equity method investments	$ 101	$ 104
LPC
Schedule of Equity Method Investments [Line Items]
Ownership interest (percent)	50.00%